Property, Plant and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment, net
Schedule of property, plant and equipment

	June 30,	December 31,
	2021	2020
Building	$5,689,821	$5,631,049
Machinery and Production equipment	1,274,799	1,311,624
Electronic equipment	197,454	193,912
Office equipment	38,926	38,524
Automobiles	538,058	545,008
Construction in progress	152,603	133,339
Subtotal	7,891,661	7,853,456
Less: Accumulated depreciation	(5,618,032)	(5,375,544)
Property, plant and equipment, net	$2,273,629	$2,477,912